One Biscayne Tower, 21st Floor 2 South Biscayne Boulevard Miami, Florida 33131-1811 Telephone: 305.373.9400 Facsimile: 305.373.9443 www.broadandcassel.com

November 17, 2006

VIA MODEM AND FEDEX

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attn:	Pam Howell
Ronald E. Alper

	Re:	Millstream II Acquisition Corporation Amendment No. 2 to Preliminary Proxy Statement on Schedule 14A File No. 000-51065

Ladies and Gentlemen:

          On behalf of Millstream II Acquisition Corporation, a Delaware corporation (“Millstream II”), we are submitting in response to the comment letter dated November 6, 2006 from the staff (the “Staff”) of the Securities and Exchange Commission (the “Comment Letter”) the accompanying Amendment No. 2 (“Amendment No. 2”) to the Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”). This letter sets forth the responses to each of the Staff’s comments in the Comment Letter, when appropriate, identifies the location of the changes or additions made, and also reflects certain updating and clarifying changes.

          The headings and numbered paragraphs of this response letter correspond to the headings and paragraphs in the Comment Letter.

General

1.	We reissue prior comment two of our letter dated September 25, 2006. Provide the information required by Item 14a-5(e), as required by Item 1(c) of Schedule 14A.

The information required by Item 14a-5(e) was included in response to your previous comment. See pages 142 and 139 of the typeset and Edgar versions, respectively, of Amendment No. 2 under the Section titled “Information Concerning Stockholder Proposals”.

Questions and Answers About the Merger, page 2

2.	We note that the conversion price is currently above the marker price. Provide clear disclosure throughout the prospectus and the potential risk to the company and/or investors.

The proxy statement has been revised to reflect that the current market price of Millstream II’s common stock is below the conversion price. In addition, a risk factor has been added to reflect the risk associated with the conversion price being above the trading price of the Millstream II common stock. See Letter to Stockholders as an example and pages 37 and 35 of the typeset and Edgar versions, respectively, of Amendment No. 2 for the risk factor.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

3.	Update information throughout the proxy statement as of the most recent practicable date. For example, we note that the conversion price is as of July 20, 2006.

The proxy statement has been revised to include information as of the most recent practicable date. See the Letter to Stockholders and pages 37 and 35 of the typeset and Edgar versions, respectively, of Amendment No. 2 as examples.

4.	We note your response to comment 14 of our letter dated September 25, 2006. Please discuss that the company has had net losses to date.

The answer to the first question on page 2 has been revised to disclose Sprinturf’s net losses for the nine months ended September 30, 2006, and the fiscal years ended December 31, 2005 and 2004. See page 2 of the typeset and Edgar versions of Amendment No. 2.

5.	In the answer to the question “[w]hy is Millstream II proposing…?” please summarize the provisions that are no longer necessary as a result of the merger.

The proxy statement has been revised to include a summary of the provisions of the certificate of incorporation that will no longer be necessary as a result of the merger. See page 2 of the typeset and Edgar versions of Amendment No. 2.

6.	Please revise the question and answer regarding liquidation to also discuss the dissolution process, since the dissolution will occur prior to liquidation. Provide clear disclosure throughout the proxy statement that the dissolution is required prior to liquidation of the trust.

The answer, as well as the remainder of the document, has been revised to reflect that Millstream II must be dissolved before the liquidation and distribution of proceeds in the trust fund. See the first question and answer on page 7 of the typeset and Edgar versions of Amendment No. 2 as well as page 15 of the typeset and Edgar versions of Amendment No. 2 as examples.

Summary, page 9

7.	Provide the basis for your belief that you are third in North America in synthetic turf.

The proxy statement has been revised to reflect the basis for Sprinturf’s management’s belief regarding its position in the synthetic turf market. See page 10 of the typeset and Edgar versions of Amendment No. 2.

8.	We note your responses to comments 20 and 76 of our letter dated September 26, 2006. Please state whether these reports are publicly available. If the reports are publicly available, please provide a citation to the publication of the study. Also, provide the staff with the copies of these reports.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to reflect that the reports are publicly available and the citations for each report have been added. Copies of the reports are enclosed with this letter. See pages 10 and 45 and 9 and 43 of the typeset and Edgar versions, respectively, of Amendment No. 2.

9.	On page 10, you state that Sprinturf also develops and sells synthetic turf and related synthetic products for ….playgrounds,…median strips, airport medians and military bases.” Please disclose whether these turf applications require the company to obtain any special government or regulatory approval. If so, please describe the approvals the company has received.

The proxy statement has been revised to clarify that Sprinturf does not need to obtain any special government or regulatory approvals for the installation of its residential and commercial landscaping products, however, some of the applications are required to meet certain government and regulatory requirements. See pages 10 and 84 and 10 and 81 of the typeset and Edgar versions, respectively, of Amendment No. 2.

10.	We note the statement that Mr. Julicher will not receive any consideration in the merger. Clarify that after the merger he will be deemed to be a beneficial owner of the shares held by his spouse and thus will beneficially own the 4,166,667 shares to be issued in the merger transaction.

The proxy statement has been revised to reflect that Mr. Julicher will be the beneficial owner of the shares of Millstream II common stock being issued to his spouse, Mrs. Julicher, in the merger. See page 11 of the typeset and Edgar versions of Amendment No. 2.

11.	Explain the statement that you do not intend to liquidate the trust account until stockholders have approved a plan of dissolution and liquidation. Are you indicating that you can liquidate the trust account before approving a plan of dissolution and liquidation. If so, provide the basis. We may have further comment.

The proxy statement has been revised to clarify that Millstream II may not liquidate the trust account until Millstream II has been dissolved. See page 14 of the typeset and Edgar versions of Amendment No. 2.

12.	We note that an employment agreement with Mr. Spector will not be entered into until after the consummation of the merger. Clarify whether any negotiations or understandings, formal or informal, exist between the parties. Clarify the reason the employment agreement has not been entered into to date and add a risk factor.

The proxy statement has been revised to reflect that Mr. Spector has not entered into any negotiations and has no understandings in place with respect to his employment by the surviving entity. The proxy statement has also been revised to reflect the reasons why such agreement has not been entered into, and an existing risk factor has been expanded to include the risk associated with the lack of an employment agreement with Mr. Spector. See page 15 of the typeset and Edgar versions of Amendment No. 2. See also pages 28 and 27 of the typeset and Edgar versions, respectively, of Amendment No. 2 for the revised risk factor.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

13.	We note that it is expected the current board of Millstream II will resign shortly after consummation of the merger. Clarify whether they are required to resign and whether they have indicated that they will resign after the consummation of the merger. If the replacement board is known, provide clear disclosure.

The proxy statement has been revised to reflect that the directors currently on the board other than Mr. Spector have indicated that they would resign if asked. The proxy statement has been further revised to reflect that the new members of the Board of Directors have not yet been identified. See page 15 of the typeset and Edgar versions of Amendment No. 2.

14.	We reissue prior comment 27 of our letter dated September 25, 2006. Clearly state when discussing the interests of the officer and director of Sprinturf in the merger the consideration to be received by Mr. Julicher’s spouse in the merger transaction, since this would appear to be indirect consideration to Mr. Julicher.

The proxy statement has been revised to reflect that Mr. Julicher will receive indirect consideration to the extent his spouse is entitled to the merger consideration. See page 15 of the typeset and Edgar versions of Amendment No. 2.

Comparative per share information, page 22

15.	Tell us if the other compensation paid to Mr. Julicher, as disclosed in note (1) to your management compensation summary table on page 113, represents a cash dividend distribution. If so, please revise to provide cash dividends declared per share for Sprinturf for the periods for which financial data is presented as stated in our prior comment 31 of our letter dated September 25, 2006.

The proxy statement has been revised to correctly identify the “other compensation” paid to Mr. Julicher, as payment to Mr. Julicher for expenses in lieu of salary. The amounts are classified as compensation expense and included in general and administrative expenses. The amounts do not represent cash dividend distributions and as a result the cash dividends declared per share for Sprinturf have not been changed. See pages 124 and 121 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Risk Factors, page 24

General

16.	Please provide a risk factor to discuss the company’s ability to redeem the warrants pursuant to section 6.1 of the warrant agreement. The risk factor should specifically address the fact the company could redeem the warrants while a prospectus is not current and the warrants are not exercisable, thus the warrant holder may be unable to exercise the warrant when desired. Therefore the warrant holder may receive much less than fair value for the instrument if redeemed by the company.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to include a risk factor relating to Millstream II’s ability to redeem the warrants. See pages 30 and 28 of the typeset and Edgar versions, respectively, of Amendment No. 2.

17.	In risk factor 22 state the estimated cost of dissolution and liquidation. We note the statement that you expect to pay these costs from funds held outside the trust. State the current amount held outside the trust and the current amounts owed by the company. Provide clear disclosure as to how you plan to pay these amounts if sufficient funds are not available outside the trust.

The proxy statement has been revised to include the estimated cost of the dissolution and liquidation, as well as to clarify that these expenses will be paid from the trust account if the amounts currently held outside the trust are insufficient. See pages 31 and 30 of the typeset and Edgar versions, respectively, of Amendment No. 2.

18.	We note the disclosure in risk factor 23 that liability may extend beyond three years. It appears that such liability would extend beyond three years. Revise the disclosure accordingly. Also, we note that you indicate that shareholders may potentially be liable for claims. Please explain when shareholders claims would be before creditors. We may have further comment.

The risk factor has been revised to reflect that stockholder’s liability will extend beyond three years. See pages 32 and 30 of the typeset and Edgar versions, respectively, of Amendment No. 2.

19.	We note that Mr. Spector has agreed to indemnify the trust account for claims of various vendors to the extent they would reduce the amount in the trust. Clearly disclose whether there are any claims that would not fall within the indemnification agreement. If so, add a separate risk factor and disclose the claims and the amount of each claim.

The proxy statement has been revised to include a risk factor that sets forth amounts currently held outside the trust, the amounts of Millstream II’s accounts payable and accrued expenses, the amount of expenses not covered by Mr. Spector’s indemnification obligation and the risks to investors if Mr. Spector cannot fulfill his obligations under his indemnification agreement. See pages 32 and 31 of the typeset and Edgar versions, respectively, of Amendment No. 2.

The Merger, page 35

Background of the Merger, page 35

20.	We note your response to comment 40 of our letter dated September 25, 2006. Please state the date that Renthon was retained. Also, state the cash payments received by Renthon and any additional amounts to be paid to Renthon. Provide a more detailed discussion of the services provided and state whether there are additional services to be provided. Explain whether the additional capital and warrants to be issued upon consummation of the business combination will be issued if the business combination is not completed.

The proxy statement has been revised to reflect the date Renthon was retained, the services it has provided, the amount of cash paid to Renthon to date, and the additional amounts that are due to Renthon. The proxy statement has been further revised to disclose that Renthon expects to receive the additional cash consideration due to it whether or not the merger occurs but that it does not expect Millstream II will issue the warrants to purchase shares of Millstream II common stock in the event the merger is not consummated. See pages 39 and 37 of the typeset and Edgar versions, respectively, of Amendment No. 2.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

21.	We note your response to comment 44 of our letter dated September 25, 2006. Please clarify whether Mr. Carter will also receive a consulting fee.

The proxy statement has been revised to clarify that Mr. Carter will not receive a separate consulting fee from the one due to Mr. Musser. See pages 40 and 39 of the typeset and Edgar versions, respectively, of Amendment No. 2.

22.	State the consulting fee that Mr. Musser will receive and state the consulting services provided and whether any of these services related to the merger transaction. We note that the fee becomes payable at the closing of a sale or transaction that provides Sprinturf the ability to make such payment. Clarify whether the merger transaction is such a transaction.

The proxy statement has been revised to reflect the amount of the consulting fee payable to Mr. Musser, the services provided under the agreement, whether any services related to the merger transaction as well as that the consulting fee will be payable if and when the merger is completed. See pages 41 and 39 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Millstream II’s Reasons for the Merger and Recommendation of the Millstream II Board

23.	We reissue prior comment 55 of our letter dated September 25, 2006. We continue to note that Millstream II believes Sprinturf can improve its financial performance with greater economies of scale and refer to the six month interim financial statements to support this belief. Please provide a comparison of the last fiscal year and explain in greater detail the basis for the belief that the interim period results will continue.

The proxy statement has been revised to include a comparison of the nine months ended September 30, 2006 to the comparable period in 2005 and provides an analysis of the increase in revenue and gross margins versus increases in selling, general and administrative expense. See pages 45 and 43 of the typeset and Edgar versions, respectively, of Amendment No. 2.

24.	Please discuss in greater detail how the funds that will remain after the merger will be used.

The proxy statement has been revised to disclose that Millstream’s Board believes that the funds available to Sprinturf after the merger will be used to pay outstanding debt, to hire and pay additional installation crews during peak season and to increase advertising. The exact projects and amounts expended on those projects cannot be ascertained at this time. The Board of Directors of the combined entity following the merger will evaluate the company’s financial needs and use its best judgment to allocate the funds available after the merger. See pages 45 and 43 of the typeset and Edgar versions, respectively, of Amendment No. 2.

25.	You state that ‘[m]anagement believes that Sprinturf has an approximate 10%-15% market share in a highly fragmented industry. Please provide the basis for your belief that the industry is highly fragmented. When discussing the industry in the business section, state the major competitors and state the estimated market share attributable to each, if known.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 176, 2006

The proxy statement has been revised to disclose that management’s belief of its market position, market share and the fragmentation of the market is based on the report published by AMI, management’s estimates of synthetic turf system installations for athletic fields, the number of square feet installed by Sprinturf in 2005 and Sprinturf’s identification of between 25 and 30 competitors. See pages 44 and 42 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Litigious nature of industry/competitors, page 42

26.	Provide a more specific dollar amount at issue, rather than simply stating the dollar amount involved is in excess of $50,000.

We have amended the dollar amount at issue column in the table on pages 48 through 49 and 45 through 46 of the typeset and Edgar versions, respectively, of Amendment No. 2 to state that the claimed damages are in excess of $100,000 for the Fieldturf case and in excess of $750,000 for the Sportexe case. In order to file suit in United States Federal Court a plaintiff must claim damages in excess of $75,000. All claims that are for amounts less than $100,000 must go to mandatory arbitration. Sprinturf assumes that because Fieldturf has not submitted to mandatory arbitration it must be claiming damages of $100,000 or more. Fieldturf has not otherwise asserted any specific claims for damages and no discovery has been conducted on this matter. Thus, other than as described above, Sprinturf has no basis to determine the dollar amount of damages at issue in this case.

27.	Explain the claims brought by Fieldturf.

The column for evaluation of risks and merits on pages 48 and 45 of the typeset and Edgar versions, respectively, of Amendment No. 2 has been revised to include a description of Fieldturf’s claims.

28.	Please explain the statement that you do not believe losing the patent protection would have a significant effect on its finances due to “market identification of the Sprinturf brand name with all rubber infill products.” Without patent protections it would appear that the competition would increase since competitors would be able to use the technology in the patent for competing products. Also, explain why a risk factor is not warranted. We may have further comment.

The proxy statement has been revised to include a risk factor relating to the effects of losing the patent protection. See pages 26 and 25 of the typeset and Edgar versions, respectively, of Amendment No. 2.

29.	Please disclose whether Sprinturf is involved in any litigation with former employees where the amount at issue is greater than $50,000.

The table in the proxy statement has been revised to include two separate actions against Sprinturf brought by former employees where the amount at issue is in excess of $50,000. See pages 48 and 46 of the typeset and Edgar versions, respectively, of Amendment No. 2.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

Due Diligence Information Materials, page 43

30.	Remove the statement that the named parties “cannot and do not make any representation or warranties as to the accuracy or completeness of any of this information.” It is unclear why the company would include information in the proxy statement when it cannot ascertain the completeness or accuracy of such information. We note similar disclaimers throughout this section, such as on page 44.

The proxy statement has been revised to delete the disclaimer where appropriate.

31.	Provide a more detailed discussion of how Sprinturf determined the projected revenues and operating income. Did they assume specific growth rates? Were such growth rates supported by historical information?

The financial projections prepared by Sprinturf’s management have been deleted in response to comment 35 below.

32.	We note that the revenue and operating income projections used in calculating the valuation were “aggressive.” Consider adding a risk factor. Also, as asked in prior comment 63 of our letter dated September 25, 2006, please explain the note this determination that the projections were “aggressive” played in the valuation calculations and why such projections were the only ones utilized by the company if they were determined to be “aggressive.” Discuss the impact this may have upon the actual value of the transaction.

Although, the projections prepared by Sprinturf’s management have been deleted in response to comment no. 35 below, given that the Board considered these projections in its valuation of the transaction, the proxy statement has been revised to clarify that Millstream II’s Board of Directors considered the financial projection prepared by Sprinturf’ management, the projections prepared by Renthon LLC, the probability of Sprinturf achieving either set of financial projections, the comparable company analysis and the other aspects of the due diligence report prepared by Renthon LLC in making its valuation determination. The proxy statement has also been revised to explain that given the complexity of the various factors considered by the Millstream II Board of Directors it is difficult to quantify the impact the financial projections, and the probability of Sprinturf achieving these projections, had on Millstream II’s Board of Directors’ determination to approve the merger. In addition, a risk factor has been added with respect to the risk associated with the use of the financial projections in the valuation of the transaction. See pages 54 and 48 of the typeset and Edgar versions, respectively, of Amendment No. 2. See also pages 30 and 29 of the typeset and Edgar versions, respectively, of Amendment No. 2 for the risk factor added.

33.	We note the statement on page 45 that the analyses were not used to determine if the transaction was fair and in the best interest of the Millstream II shareholders nor were they used to determine whether the 80% test was met. Provide a detailed discussion of how the company determined that the transaction is fair to and in the best interests of shareholders, how the company determined the value of the transaction, and how the company determined that the 80% test was met. Provide a detailed discussion of the value of the valuation method(s) used by the company. We may have further comment.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to clarify that Renthon LLC did not determine whether the transaction was fair and in the best interest of the stockholders of Millstream II or whether the 80% test was met, but rather the Millstream II Board of Directors utilized the information prepared by Renthon LLC to make its determination that the transaction was fair and in the best interest of the shareholders Millstream II and that the 80% test was met. In addition, as set forth in comment 32 above, the proxy statement was revised to provide the various factors the Millstream II Board of Directors considered in making its determination. See pages 54 and 51 of the typeset and Edgar versions, respectively, of Amendment No. 2.

34.	We reissue prior comment 66 of our letter dated September 25, 2006. Please explain how the company determined to assume a market trading price of $6 per share when calculating the price to earnings multiple. Also, explain the calculation that resulted in an enterprise value of approximately $50 million. Provide clear disclosure as to how such valuations were determined.

The proxy statement has been revised to reflect that the assumed $6.00 per share price was used solely as a reference point because pursuant to the terms of the original term sheet, the $6.00 was the threshold at which an additional amount of cash would have been due under the original terms of the transaction. See pages 53 and 50 of the typeset and Edgar versions, respectively, of Amendment No. 2.

35.	Please refer to prior comment 67 of our comment letter dated September 25, 2006. It is not clear to us how you have addressed our comment in its entirety; accordingly, we are reissuing our comment. We note that you continue to present on fourth paragraph of page 44, projected revenues through 2009 which increased by 431% compared to 2005. You also present in the fifth paragraph of page 44 projected revenues through 2009 based on different assumptions which increased by 255% compared to 2005. Based on your historical growth and current conditions, there does not appear to be a reasonable basis for the assumptions and amounts presented. Please remove such disclosures (including the related discussions that are derived from these projections) or demonstrate why a revision is not required. If you continue to believe your disclosure is appropriate, we would expect significant revised disclosures supporting your conclusions.

The proxy statement has been revised to delete the financial projections prepared by Sprinturf’s management. The proxy statement, however, continues to include the financial projections prepared by Renthon LLC as they were based on the industry’s 20% growth rate as reported by AMI and assumptions on expenses based on Sprinturf’s current expense patterns. Millstream II determined that the 20% growth rate was reasonable and conservative given Sprinturf’s historical compounded annual growth rate of 57% per annum. See pages 51 through 52 and 48 through 49 of the typeset and Edgar versions, respectively, of Amendment No. 2.

36.	We read your response to comment 68 of our comment letter dated September 25, 2006; however, it appears that you have revised the disclosures as stated in your response. Accordingly, as stated in your response please revise to remove the references and related discussions of “EBITDA” and “Operating income excluding depreciation and amortization.” As stated in our prior comments, the use of the non-GAAP measures as performance measure and your discussions of related projected financial ratios (for example, P/E) which are derived from these projected non-GAAP measures are not appropriate. Please revise.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to delete all references to the non-GAAP numbers; however, it continues to provide that the Millstream II Board reviewed non-GAAP financial measures and the reasons why it thought such numbers were relevant in its valuation. See pages 52 and 49 of the typeset and Edgar versions, respectively, of Amendment No. 2.

37.	Explain how the listed companies on page 45 were determined to be comparable companies. Discuss those factors that differ from Sprinturf and the impact the factors may have on the comparability of these companies. Clarify the references to Companies A through C, in the table. Also, provide the comparable information in the table, if available, for Sprinturf.

The proxy statement has been revised to disclose the factors that make the selected companies comparable as well as any distinctions between the companies and Sprinturf. The proxy statement has also been revised to clarify the references to Companies A through C and the comparable information table has been revised to include information for Sprinturf. See pages 52 through 53 and 49 through 50 of the typeset and Edgar versions, respectively, of Amendment No. 2.

38.	On page 46, you sate “[a]nother calculation illustrated that when taking the combined business’ debt and cash into consideration, the enterprise value of the combined business would be approximately $50.0 million, implying a 2007 enterprise value/earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple of 8.2x based on Sprinturf’s management projections.” Further on page 46, you state “[a]nother calculation illustrated that the enterprise value of the combined business would be 12.7x EBITDA using revenue projections based upon the forecast market growth of 20%.” Please reconcile these two statements.

The proxy statement has been revised to delete the references to the enterprise value calculations.

Liquidation, page 47

39.	Provide a detailed discussion of the dissolution and liquidation process. Clarify the timing of the various steps involved in the process.

The proxy statement has been revised to include a detailed discussion of the process and timing of the various steps of the dissolution and liquidation process. See pages 55 and 52 of the typeset and Edgar versions, respectively, of Amendment No. 2.

40.	We note that Mr. Spector has agreed to indemnify the trust against claims of various vendors. Clarify the names of any vendors that would fall within the indemnification agreement and state the amount of each potential claim. Also, state whether any potential claims would not covered by the indemnification. If so, state the entity to whom the money would be owing and the amount of the potential claim. Clarify whether the officers and directors of Millstream II would be obligated to bring a claim against Mr. Spector to enforce such indemnification.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to clarify the total amount of fees due to, and the names of the vendors that are covered by the indemnification agreement. The proxy statement has also been revised to reflect the amounts not covered by the indemnification agreement as well as to clarify that Millstream II would have to bring a claim against Mr. Spector to enforce his liability obligations. See pages 56 and 53 of the typeset and Edgar versions, respectively, of Amendment No. 2.

41.	We note the statement that there is no assurance that Mr. Spector would be able to satisfy his obligations. Clarify the risk to the trust and investors if Mr. Spector is unable to satisfy these obligations.

A risk factor has been added to reflect that if Mr. Spector cannot satisfy his obligations under the indemnification agreement investors will have less funds available for distribution to them following Millstream II’s dissolution. See pages 32 and 31 of the typeset and Edgar versions, respectively, of Amendment No. 2.

The Merger Agreement, page 51

42.	We reissue prior comment 71 of our letter dated September 25, 2006. Please explain the disclosure in this section about a “written parent takeover proposal.” We may have further comment.

The proxy statement has been revised to clarify that Millstream II and Sprinturf negotiated the “no solicitation” clause because Millstream II had entered into five letters of intent in addition to the letter of intent with Sprinturf by the time the initial expiration date in its certificate of incorporation had run, and under the terms of Millstream II’s certificate of incorporation, Millstream II could have negotiated a definitive agreement for a business combination and have completed such business combination with any of the other potential acquisition targets that were parties to those other letters of intent. See pages 63 and 60 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Effect of Termination, page 63

43.	We note your response to prior comment 73 of our letter dated September 25, 2006. Please summarize the representations regarding finders’ fees disclosed in the schedules to the merger agreement. Also, it would appear that the schedule to the merger agreement relating to the finders’ fees would be a material schedule and should be filed with the merger agreement as an annex.

The proxy statement has been revised to reflect that other than fees due under a consulting agreement dated May 15, 2006 between Sprinturf and Mr. Warren Musser, there are no other broker or finder’s fees due. See pages 71 and 68 of the typeset and Edgar versions, respectively, of Amendment No. 2. The schedule has not been filed as an annex as it did not contain any material information regarding the consulting agreement.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

Composition of the Board, page 66

44.	Clarify the names of the directors that will serve in each class of directorship.

The proxy statement has been revised to include a table that identifies each director and the class in which such director will serve. See pages 73 and 70 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Second Amendment and Restatement of Millstream II’s Certificate of Incorporation, page 67

45.	Please clearly disclose all the changes to be made to the certificate of incorporation.

The proxy statement has been revised to include all of the changes made to the certificate of incorporation. See pages 75 through 76 and 72 through 73 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Information About Sprinturf, page 76

General, page 76

46.	We reissue prior comment 77 of our letter dated September 25, 2006. Please clarify in the proxy statement whether Sprinturf’s business is currently limited to certain geographic areas. We note the added disclosure that you plan to expand geographic penetration of your sales staff; however, the prior comment was asking for clear disclosure as to the geographic areas where your business is focused.

The proxy statement has been revised to clarify that although Sprinturf has installed its synthetic turf systems in most states, its business to date has been concentrated in the northeast United States, primarily Pennsylvania, the western United States, primarily California and Washington and in the southeast, primarily in Georgia. See pages 83 and 86 and 80 and 83 of the typeset and Edgar versions, respectively, of Amendment No. 2.

47.	We note the independent study by Dr. Mancino. Clarify whether the study included Sprinturf’s products in the study. Clarify whether there is any affiliation between Dr. Mancino and Sprinturf and whether any funds, directly or indirectly, were paid to Dr. Mancino or Synthetic Testing Services. Lastly, clarify whether the study resulted in any negative findings for all-rubber infill synthetic turf systems.

The proxy statement has been revised to clarify that Dr. Mancino’s study did not include Sprinturf’s products in its study only products with a similar composition, there are no affiliations between Dr. Mancino and Sprinturf and no funds were paid, directly or indirectly, to Dr. Mancino or Synthetic Testing Services. In addition, the proxy statement was clarified to include any negative findings for all-rubber infill synthetic turf systems. See pages 83 and 80 through 81 of the typeset and Edgar versions, respectively, of Amendment No. 2.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

48.	Explain the basis for your reliance upon conversations and a May 2005 article for the increase in installations in 2005.

Millstream II has relied on the conversation and the 2005 article because the conversation was with the head of, and the article referenced, an industry trade group formed to increase the awareness and proliferation of synthetic turf systems and which is in contact with over 50 companies in the industry. The proxy statement has been revised to clarify who the STC is. See pages 83 and 80 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Specialty Products, page 82

49.	We note your response to comment 84 of our letter dated September 25, 2006. Please reconcile this response with the information provided in risk factor 4 on page 24 of the proxy statement. Provide clear disclosure of any major customers. Also, discuss the sources and availability of raw materials – for example recycled tires. Lastly, clarify the statement that at times you provide installation services. Clarify who typically provides the standard installation services. We may have further comment.

In risk factor number 4 we discuss the risks surrounding Sprinturf’s reliance on one supplier for the fiber used in its synthetic turf systems for athletic fields and not specialty products. The response to comment 84 of the Staff’s letter dated September 25, 2006, addressed specialty products only. The proxy statement has been revised to clarify that the raw materials needed for Sprinturf’s synthetic turf systems for athletic fields are fiber and rubber. In addition, the proxy statement has been revised to clarify Sprinturf’s reliance on one supplier for the fiber used in its synthetic turf systems for athletic fields and reliance on various sources for its rubber. The proxy statement has been further revised to reflect that Sprinturf does not have any major customers for its specialty products. Lastly, the proxy statement has been revised to reflect that Sprinturf generally does not provide installation services for its specialty products and that generally such installations are done by a third party installer selected by the customer. See pages 87 and 89 and 84 and 86 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Sales Process, page 83

50.	Please disclose the percent of sales attributable to public customers. Discuss any risks associated with the public bidding process. Add a risk factor as necessary.

The proxy statement has been revised to include the percentage of annual sales that are derived from public customers. See page 91 and 88 of the typeset and Edgar versions, respectively, of Amendment No. 2. The proxy statement already includes a risk associated with the public bidding process. See pages 27 and 26 of the typeset and Edgar versions, respectively, of Amendment No. 2.

51.	We note your acceptance into the GSA, COSTARS and CMAS programs. Please clarify the time period for acceptance in the program and whether any additional action is required periodically to maintain your status in these programs. Also, clarify whether the merger transaction will have any impact upon the company’s status in these programs. Lastly, clarify whether the business generated from participation in any one of these programs accounted for more than 10% of your sales in the aggregate. We may have further comment.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to disclose that Sprinturf’s participation in GSA, COSTARS and CMAS must be renewed at specific dates. Additionally, the proxy statement has been revised to reflect that the merger will not have an impact on Sprinturf’s participation in these programs. Lastly, the percentage of revenue derived from participation in each of these programs has been included in the proxy statement. See pages 92 and 88 of the typeset and Edgar versions, respectively, of Amendment No. 2

Marketing, page 84

52.	We note your response to prior comment 88 of our letter dated September 25, 2006. Please provide a more detailed discussion of the MBA program. Discuss the amount and percent of square feet installation that was through the MBA program and the amount and percent of revenues attributable to the MBA program. Discuss in greater detail the discount provided. Clarify the future role of the MBA program in your product orders. We may have further comment.

The proxy statement has been revised to include the amount and percentage of square feet installed through the MBA program, the amount and percentage of revenues attributable to the MBA program, the historical discount rates under the program and future discount rates. See pages 92 and 89 of the typeset and Edgar versions, respectively, of Amendment No. 2

Installation, page 85

53.	We note your response to comment 89 of our letter dated September 25, 2006. Please define “fine aggregates” and “shock absorbing underlayment.”

The proxy statement has been revised to define what “fine aggregates” and “shock absorbing underlayment” are. See pages 93 and 89 through 90 of the typeset and Edgar versions, respectively, of Amendment No. 2.

54.	We note your response to prior comment 90 of our letter dated September 25, 2006 that pricing is a principal competitive factor in the synthetic turf market. Provide clear disclosure in this section and add a risk factor.

The proxy statement has been revised to expand an existing risk factor that dealt with competing exclusively on price. See pages 95 and 92 and the risk factor on pages 27 and 26 of the typeset and Edgar versions, respectively, of Amendment No. 2.

55.	We note your response to prior comment 91 of our letter dated September 25, 2006 that Sprinturf has not incurred any material amounts for research and development. Provide clear disclosure in the proxy statement. Also, we note that this industry competes based upon product advancements. We also note the statement that “Sprinturf believes that it competes in many of these areas because of its … significant investment in advanced synthetic turf technology to ensure realistic playing surfaces.” Please address the risk to the company due to its lack of investments in research and development and add a risk factor.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to reflect that Sprinturf has not expended any significant amounts in research and development but instead Sprinturf’s product advancements have been accomplished through collaborating with engineers and suppliers. See pages 91 and 87 of the typeset and Edgar versions, respectively, of Amendment No. 2. The proxy statement has been further revised to include a risk factor that outlines the risks to Sprinturf relating to the collaboration with third parties for product development. See pages 28 and 26 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Legal Proceedings, page 87

56.	We continue to note the counterclaim challenging the validity of the 645 patent. Given the material impact this suit could have on your business and operations, it would appear that a risk factor is warranted and would be material to investors.

The proxy statement has been revised to include a risk factor regarding the loss of the patent protection. See pages 26 and 25 of the typeset and Edgar version, respectively, of Amendment No. 2.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 88

57.	We reissue prior comment 95 of our letter dated September 25, 2006. Provide a detailed executive overview section discussing the events, trends and uncertainties that management views as most critical to the company’s revenues.

The proxy statement has been revised to provide additional detail in the MD&A overview. See pages 96 through 98 and 93 through 94 of the typeset and Edgar versions, respectively, of Amendment No. 2.

58.	We note your revised disclosure in response to our prior comment 126 of our comment letter dated September 25, 2006. However, to enhance the investor’s understanding, please review your MD&A to disclose the litigation and the range of unrecognized but reasonably possible loss that might be incurred and its impact on your operations. See also our comment below regarding Note 8 of the financial statements.

The proxy statement has been revised to include a description of the litigation and the maximum amount of the possible loss that may be incurred if the outcome of the litigation is not favorable. See pages 105 and 102 of the typeset and Edgar versions, respectively, of Amendment No. 2.

59.	Explain the reference to income from operations and your ability to execute project costs efficiently when the company has had negative cash flow from operations. Provide clear disclosure in the overview of the material risks the company faces.

The proxy statement has been revised to clarify that Sprinturf’s ability to generate income from operations in the future is dependent on its ability to generate revenue and install synthetic turf systems efficiently and cost effectively and control selling, general and administrative expenses. In addition, the proxy statement has been revised to describe the most significant risks Sprinturf faces in generating operating income. See pages 96 and 93 of the typeset and Edgar versions, respectively, of Amendment No. 2.

60.	We note that the company may only receive $5.9 million in cash from the merger transaction. We also note the accumulated deficit of $6.5 million and the going concern raised by the independent accountants. Clearly disclose in the overview. Also, please provide a detailed discussion of the potential need for additional funding even after the merger and the impact upon your business and operations if you are unable to obtain such funding.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to reflect the amount of cash to be received by the combined company assuming minimum approval under the new transaction terms, which has now been increased to $10.2 million. In addition, the proxy statement has been revised to reflect that the combined company may need additional financing if it remains unprofitable and outlines the risk if additional financing is needed but not received. See pages 97 and 94 of the typeset and Edgar versions, respectively, of Amendment No. 2.

61.	On page 89, you state “Sprinturf has experienced liquidity constraints over the past three years as a result of its rapid growth and some strategic decisions to sell certain synthetic turf systems at discounts to improve its brand awareness. Sprinturf does not anticipate it will offer such significant discounts in the future because Sprinturf is now a more prominent and established brand in the industry and because of the negative cash flow and income implications to the company.” Please describe the likely effect on Sprinturf’s revenues if the discounts which are part of its brand awareness program are discontinued.

The proxy statement has been revised to more fully describe the discounts as well as the impact of terminating or reducing Sprinturf’s reliance on the MBA program. See pages 94 through 97 and pages 93 through 94 of the typeset and Edgar versions, respectively, of Amendment No. 2.

62.	Provide a more detailed discussion of the changes in the various components of selling, general and administrative expenses. State the amount of change to each component and the reason(s) for the change.

The MD&A has been revised to provide a more detailed discussion of the changes in components of selling, general and administrative expenses that changed most significantly. An explanation for the change has also been added. See pages 100 and 96 through 97 of the typeset and Edgar versions, respectively, of Amendment No. 2.

63.	Disclose the amount and percent of revenues attributable to the marketing and brand awareness program for the interim period.

The amount and percentage of revenues attributable to the marketing and brand awareness program for the period ended September 30, 2006 have been included in the proxy statement. See pages 99 and 96 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Indebtedness, page 94

64.	Please explain the reason(s) why you were not in compliance with the covenants. State the specific requirement(s) that you were not in compliance with. We note that the bank agreed to waive the breach. Clarify whether the waiver was for that particular breach or whether it included potential future breaches. Clarify whether the company continues not to be in compliance with the provisions. Also, if the funds from the merger will be used to pay off this amount, provide clear disclosure throughout the proxy statement and discuss the impact this would have upon the business and operations.

The specific covenants that Sprinturf was not in compliance with are set out in the proxy statement. The proxy statement has been revised to reflect that the breaches are continuing and that the bank’s waiver covers future breaches. The proxy statement has also been revised to include a risk factor that sets forth the consequences to Sprinturf if it must use funds from the merger to pay off the credit facilities. See pag 104 and 100 of the typeset and Edgar versions, respectively, of Amendment No. 2. See pages 29 and 27 of the typeset and Edgar versions, respectively, of Amendment No. 2 for the risk factor.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

Capital Requirements, page 95

65.	On page 40, you state that Sprinturf may receive $5.9 million (after fees and expenses assuming minimum approval) in equity capital. On page 96 you state that as of June 30, 2006, Sprinturf had an accumulated deficit of $6,615,712 and a working capital deficiency of $6,489,870. Please explain how the company will overcome these deficits if only $5.9 million of equity capital is injected into the combined company. Also, discuss the impact the repayment of certain loans would have upon the company’s ability to inject capital into the combined company. Consider adding a risk factor.

The proxy statement has been revised to reflect the new terms of the transaction and updated to include financial results for the nine months ended September 30, 2006. As a result, the minimum amount to be received upon consummation of the merger will be $10.2 million and the accumulated deficit and working capital deficiency are $5.5 million and $5.4 million, respectively. As a result, the concerns raised by the Staff’s comments are no longer an issue. The proxy statement has also been revised to reflect the impact of using the merger funds to repay existing debt. Lastly, a risk factor has been added to address the risk associated with having to pay down existing debt. See pages 103 and 100 of the typeset and Edgar versions, respectively, of Amendment No. 2. See pages 29 and 27 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Plan of Operations, page 99

66.	Disclose the current balance owed to vendors, etc. Disclose whether the current cash balance outside of the trust will be able to cover these costs.

The proxy statement was revised to reflect the current balances owed to vendors and that the current cash balances outside of the trust are not sufficient to cover theses costs. See pages 110 and 107 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Notes to pro forma condensed combined financial statements, page 109

67.	We note your response to comment 110 of our letter dated September 25, 2006. You state that the adjustment of shares that will be held in escrow related to certain receivables that have been written off. However, it is not clear to us why an adjustment is made relating to accounts receivable that is already written off. Please clarify. Tell us when the receivables were written off; disclose the amounts and how it is presented in your historical financial statements. In addition, as stated in our prior comment, provide the specific reference in the agreements that relates to this adjustment.

The consideration payable in the merger has been revised and shares of Millstream II common stock issuable to the sole shareholder of Sprinturf will no longer be held in escrow. The proxy statement has been revised accordingly.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

Directors and Management of the Combined Company Following the Merger, page 110

68.	Disclose the amount and percent of time Mr. Spector will devote to Sprinturf.

The proxy statement has been revised to disclose that Mr. Spector will devote at least 50% of his time to fulfill his duties as chief executive officer. See pages 121 and 118 of the typeset and Edgar versions, respectively, of Amendment No. 2.

69.	Disclose Mr. Levine’s business activities from 1999 to 2004.

The proxy statement has been revised to include disclosure regarding Mr. Levine’s business activities from 1999 to 2004. See pages 121 and 118 of the typeset and Edgar versions, respectively, of Amendment No. 2.

70.	State the position(s) Mr. Cheskin has held as an employee at Sprinturf since inception in 1999.

The proxy statement has been revised to include the positions Mr. Cheskin has held since joining Sprinturf. See pages 122 and 119 of the typeset and Edgar versions, respectively, of Amendment No. 2.

71.	Disclose the period during which Mr. Rice has served in the listed positions with Ascend Acquisition Corp.

The proxy statement has been revised to include the period during which Mr. Rice has served in the listed positions at Ascend Acquisition Corp. See pages 122 and $119 of the typeset and Edgar versions, respectively, of Amendment No. 2.

72.	We note your response to prior comment 117 of our letter dated September 25, 2006. However, we believe such disclosure should be made. We again refer you to Item 401(f)(2) of Regulation S-B.

The proxy statement has been revised to include the information regarding Mr. Julicher’s plea. See pages 121 and 118 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Management Compensation Summary, page 114

73.	In footnote 1, please explain the distributions made to Mr. Julicher if Mrs. Julicher is currently the sole stockholder of Sprinturf. If this was indirect compensation, through Mrs. Julicher, please clarify.

The proxy statement has been revised to disclose that “other compensation” for Mr. Julicher represents payment to Mr. Julicher for expenses in lieu of drawing a salary. The amounts are classified as compensation expense and included in general administrative expenses. The amounts do not represent distributions or dividends. See pages 124 and 121 of the typeset and Edgar versions, respectively, of Amendment No. 2.

74.	We note the statement that “other compensation includes $809,682, $450,150 and $6,124 for Mr. Julicher which represents distributions to Mr. Julicher as the beneficial owner of the capital stock of an S corporation.” However we note on page 119 the company states that there were no dividends paid in 2004 and 2005. Since distributions described above are similar to dividends, the disclosures should be clarified. In addition, dividends declared per share information for Sprinturf should be included in page 22.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

As set forth in our response to comments 15 and 73 above, the “other compensation” has been corrected to reflect that the amounts represent payment to Mr. Julicher for expenses in lieu of a salary and as a result, changes have not been made to page 19 or page 22.

Beneficial Ownership of Securities, page 117

75.	Disclose the control person(s) for Sapling LLC. Currently you just state the name of the president. This would be the person(s) that have ultimate voting or dispositive control of the shares and may not be the same as the president. Also, disclose the control person(s) for Millenco LP and the Castlecomb Family Trust.

The proxy statement has been revised to include the name of the control person for each of Sapling LLC, Millenco LP and the Castlecomb Family Trust. See pages 127 and 124 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Description of the Combined Company’s Securities Following the Merger, page 119

76.	We note the disclosure on page 120 that a number of the provisions in the combined company’s amended and restated certificate of incorporation may make it more difficult to acquire control of the combined company. Please provide clear disclosure of these provisions when discussing the proposal to amend the certificate of incorporation.

The proxy statement has been revised to provide disclosure regarding all the provisions of the amended certificate of incorporation that could have an anti-take over effect. See pages 75 through 76 and pages 72 through 73 of the typeset and Edgar versions, respectively, of Amendment No. 2.

Notes to financial statements

Note 8 – Commitments and contingencies, F-13

77.	We note your response to our prior comment 126; however, it is not clear how your revised disclosure is consistent with paragraph 10 of SFAS 5. Please note, if no accrual is made for a loss contingency, or if an exposure to loss exists in excess of the amount accrued pursuant to the provisions of paragraph 8 of SFAS 5, disclosure of the contingency shall be made when there is at lease a reasonable possibility that a loss may have been incurred. Please revise accordingly. Your revised disclosure should indicate the nature of the contingency and shall give an estimate of the possible loss or range of loss or state that such an estimate cannot be made.

Footnote 8 has been revised to describe the nature of the contingency and to provide the range of the possible loss. See pages F-12 and F-12 of the typeset and Edgar versions, respectively, of Amendment No. 2.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

Note 8 – Other

78.	We note that you offer various discounts as part of your marketing strategy. You also state that a third party agreed to pay the discounts you provided certain schools. Please disclose the third party and your relationship. Disclose the discounts you have offered to customers, discounts that were paid and the balance of discounts payable. In this regard, disclose the amount of discount reimbursed by the third party for all periods presented.

Footnote 8 has been revised to include the name of the unrelated third party that agreed to reimburse Sprinturf for the discounts granted under its MBA program, the amount of the discount offer, the discount amounts that have been paid to date and the balance of the unreimbursed discount. See page F-13 of the typeset and Edgar versions of Amendment No. 2.

79.	In addition to our comment above, please disclose your accounting policy regarding rebates and discounts and how are they presented in your financial statements.

Footnote 1 has been revised to disclose Sprinturf’s accounting policy regarding rebates and discounts as set forth in EITF 01-9. See page F-8 of the typeset and Edgar versions of Amendment No. 2.

Note 10 – Selling, general and administrative expenses, F-14

80.	We note your revised disclosures in response to comment 124 of our comment letter dated September 25, 2006; however, you have not disclosed the corresponding expense amounts relating to each of those components. Please revise to do so.

Footnote 10 in the annual financial statements and the corresponding footnote in the nine month financial statements have been removed as none of the components of selling expense or general and administrative expense meet the 10% threshold to be required to be disclosed under Regulation S/X. We have revised the income statements to separately show the selling expense and general and administrative expense. See pages F- 4 and F-16 of the typeset and Edgar versions. Additionally, the MD&A has been revised to incorporate more specific details of the changes in various components of selling expenses and general and administrative expenses.

Note 12 – Material agreements, F-14

81.	We note your revised disclosure relating to the dependence on a sole supplier in response to comment 127 of our comment letter dated September 25, 2006. However, as stated in our prior comments, please provide the amounts relating to your dependence on a sole supplier of synthetic turf and any other major suppliers for the periods presented.

The amount sourced from the sole supplier for each of the periods presented in the financial statements has been included in footnote 11. See page F-14 of the typeset and Edgar version of Amendment No. 2.

Millstream II Acquisition Corporation financial statements for the year ended December 31, 2005

82.	Please revise your description of the warrants and underwriter purchase options (UPO) in the notes and in page 123 consistent with your clarification and amended agreements. Please disclose if true, that (i) in no event will you be required to net cash settle the warrant exercise or UPO (ii) the warrants and UPO will not be exercisable unless there is an effective registration statement with respect to the common stock underlying the warrants and (iii) if a registration statement is not effective for the common stock underlying the warrants and UPO, the warrants and UPO may expire worthless. We may have further comments upon reviewing your responses.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

The proxy statement has been revised to clarify that Millstream II may be unable to deliver securities upon the exercise of any outstanding warrants, including those underlying the underwriter’s options if a registration statement is not effective at the time of such exercise. It has been further revised to clarify that the company will not be required to cash settle the warrants in such event. See page F-29 of the typeset and Edgar versions of Amendment No. 2.

General

83.	Please revise the interim financial statements of Sprinturf and Millstream II to conform to any changes made in the annual financial statements as a result of our comments above.

The interim financial statements of Sprinturf and Millstream II have been revised to conform to any changes made to the annual financial statements as a result of the comments received.

Other Regulatory and Other Exchange Act Filings

84.	Please note the updating requirements for the financial statements as set forth in Rule 3-12 of Regulation S-X.

The proxy statement has been revised to update the financial statements to include the financial statements for the nine months ended September 30, 2006 and 2005 for each of Millstream II and Sprinturf.

85.	Please revise your other Exchange Act reports to comply with the comments above, as applicable.

Millstream II will file amendments to its Exchange Act reports, if applicable, to comply with the comments above.

Exhibits and Schedules

86.	We note your response to comment 135 of our letter dated September 25, 2006. Please direct us to where we can find the exhibits to the Agreement and Plan of Merger.

Exhibits B and C of the Agreement and Plan of Merger have been filed as Annex C and D, respectively, of the proxy statement. Exhibit A to the Agreement and Plan of Merger has been deleted in connection with the execution of Amendment No. 1 to the Agreement and Plan of Merger. Exhibits D through F are not material and as a result have not been filed.

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH

U. S. Securities and Exchange Commission
November 17, 2006

     We trust that Amendment No. 2 to the proxy statement and this response letter satisfactorily respond to the Comment Letter. If there are any questions, please call the undersigned at 305-373-9421. Your assistance in this matter is appreciated.

Very truly yours,

BROAD AND CASSEL

/s/ Miriam A. de Oliveira

Miriam A. de Oliveira, Esq.

cc:  Mr. Arthur Spector

BOCA RATON   •   DESTIN   •   FT. LAUDERDALE   •   MIAMI   •   ORLANDO   •   TALLAHASSEE   •   TAMPA   •   WEST PALM BEACH